Note 16 - Summarised financial information on Harvest Fund Management Co., LTD (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues		€ 823	[1]	€ 606	[2]
Net income (loss)		226	[1]	146	[2]
Other comprehensive income		2	[1]	2	[2]
Total comprehensive income (loss), net of tax	[3]	224	[1]	148	[2]
Current assets		1,072		883
Non-Current assets		731		720
Total assets		1,803		1,603
Current liabilities		643		652
Non-Current liabilities		262		165
Total liabilities		905		817
Noncontrolling interests		23		21
Net assets of the equity method investee		€ 875	[4]	€ 765	[2]

[1]	December 2020 numbers are based on 2020 unaudited financials
[2]	December 2019 numbers are based on 2019 audited financials.
[3]	The Group received dividends from Harvest Fund Management Co., Ltd. of EUR21million during the reporting period 2020 (2019: EUR21million) and reported an extraordinary dividend receivable of EUR 6 million since the dividend amount has been declared and reported as dividend payable following approval by shareholders of Harvest Fund Management Co., Ltd.
[4]	December 2020 numbers are based on 2020 unaudited financials.